Supplementary Financial Statement Information - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Institutional receivables	$ 290	$ 283
Prepaid expenses	233	119
Others	84	34
Total prepaid expenses and other receivables	$ 607	$ 436